Postemployment benefit plans (Tables)	12 Months Ended
Dec. 31, 2011
Postemployment benefit plans
Change in benefit obligation and assumptions used to determine benefit obligation

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Change in benefit obligation:
Benefit obligation, beginning of year	$13,024	$12,064	$11,493	$3,867	$3,542	$3,219	$5,184	$4,537	$5,017
Service cost	158	210	176	115	92	86	84	68	70
Interest cost	651	652	688	182	162	146	253	245	280
Plan amendments	1	4	—	(24)	35	—	(121)	—	(549)
Actuarial losses (gains)	1,635	1,140	380	312	153	45	306	602	(58)
Foreign currency exchange rates	—	—	—	(32)	34	322	(19)	14	29
Participant contributions	—	—	—	9	9	10	44	45	51
Benefits paid - gross	(823)	(820)	(796)	(187)	(168)	(212)	(388)	(379)	(390)
Less: federal subsidy on benefits paid	—	—	—	—	—	—	14	15	21
Curtailments, settlements and special termination benefits	(3)	(235)	123	(83)	(52)	(74)	(6)	—	66
Acquisitions / other[1]	139	9	—	140	60	—	30	37	—
Benefit obligation, end of year	$14,782	$13,024	$12,064	$4,299	$3,867	$3,542	$5,381	$5,184	$4,537
Accumulated benefit obligation, end of year	$14,055	$12,558	$11,357	$3,744	$3,504	$3,082

Weighted-average assumptions used to determine benefit obligation:
Discount rate[2]	4.3%	5.1%	5.7%	4.3%	4.6%	4.8%	4.3%	5.0%	5.6%
Rate of compensation increase[2]	4.5%	4.5%	4.5%	3.9%	4.2%	4.2%	4.4%	4.4%	4.4%

[1]  See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011.

[2]  End of year rates are used to determine net periodic cost for the subsequent year. See Note 12E.

Effects of one-percentage point change in the assumed health care cost trend rates

(Millions of dollars)	One-percentage- point increase	One-percentage- point decrease
Effect on 2011 service and interest cost components of other postretirement benefit cost	$28	$(23)
Effect on accumulated postretirement benefit obligation	$328	$(277)

Change in plan assets

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Change in plan assets:
Fair value of plan assets, beginning of year	$10,760	$9,029	$6,745	$2,880	$2,797	$2,175	$996	$1,063	$1,042
Actual return on plan assets	(270)	1,628	2,194	(83)	193	390	(45)	129	266
Foreign currency exchange rates	—	—	—	(1)	17	243	—	—	—
Company contributions[1]	212	919	886	234	58	263	207	138	94
Participant contributions	—	—	—	9	9	10	44	45	51
Benefits paid	(823)	(820)	(796)	(187)	(168)	(212)	(388)	(379)	(390)
Settlements and special termination benefits	—	—	—	(41)	(51)	(72)	—	—	—
Acquisitions / other[2]	118	4	—	7	25	—	—	—	—
Fair value of plan assets, end of year	$9,997	$10,760	$9,029	$2,818	$2,880	$2,797	$814	$996	$1,063

[1]  Includes $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

[2]  See Note 23 regarding the acquisitions of Electro-Motive Diesel in 2010 and Bucyrus International in 2011.

Fair value of pension and other postretirement benefit plan assets, by category

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,314	$—	$77	$4,391
Non-U.S. equities	2,366	—	—	2,366

Fixed income securities:
U.S. corporate bonds	—	1,178	35	1,213
Non-U.S. corporate bonds	—	143	6	149
U.S. government bonds	—	462	7	469
U.S. governmental agency mortgage-backed securities	—	891	3	894
Non-U.S. government bonds	—	31	—	31

Real estate	—	—	8	8

Cash, short-term instruments and other	48	428	—	476
Total U.S. pension assets	$6,728	$3,133	$136	$9,997

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,975	$1	$46	$5,022
Non-U.S. equities	2,884	—	4	2,888

Fixed income securities:
U.S. corporate bonds	—	1,412	38	1,450
Non-U.S. corporate bonds	—	92	1	93
U.S. government bonds	—	299	5	304
U.S. governmental agency mortgage-backed securities	—	634	4	638
Non-U.S. government bonds	—	22	—	22

Real estate	—	—	10	10

Cash, short-term instruments and other	70	263	—	333
Total U.S. pension assets	$7,929	$2,723	$108	$10,760

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
U.S. Pension
Equity securities:
U.S. equities	$4,634	$2	$17	$4,653
Non-U.S. equities	1,803	—	34	1,837

Fixed income securities:
U.S. corporate bonds	—	1,179	56	1,235
Non-U.S. corporate bonds	—	70	1	71
U.S. government bonds	—	323	—	323
U.S. governmental agency mortgage-backed securities	—	562	—	562
Non-U.S. government bonds	—	9	—	9

Real estate	—	—	10	10

Cash, short-term instruments and other	113	216	—	329
Total U.S. pension assets	$6,550	$2,361	$118	$9,029

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$356	$1	$—	$357
Non-U.S. equities	822	84	—	906
Global equities[1]	198	40	—	238

Fixed income securities:
U.S. corporate bonds	—	16	4	20
Non-U.S. corporate bonds	—	395	5	400
U.S. government bonds	—	3	—	3
Non-U.S. government bonds	—	200	—	200
Global fixed income[1]	—	363	—	363

Real estate	—	100	97	197

Cash, short-term instruments and other[2]	109	25	—	134
Total non-U.S. pension assets	$1,485	$1,227	$106	$2,818

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$359	$—	$—	$359
Non-U.S. equities	916	90	1	1,007
Global equities[1]	153	37	—	190

Fixed income securities:
U.S. corporate bonds	—	18	2	20
Non-U.S. corporate bonds	—	374	5	379
U.S. government bonds	—	5	—	5
Non-U.S. government bonds	—	163	1	164
Global fixed income[1]	—	374	—	374

Real estate	—	89	90	179

Cash, short-term instruments and other[2]	61	107	35	203
Total non-U.S. pension assets	$1,489	$1,257	$134	$2,880

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Non-U.S. Pension
Equity securities:
U.S. equities	$330	$—	$—	$330
Non-U.S. equities	863	84	5	952
Global equities[1]	144	14	—	158

Fixed income securities:
U.S. corporate bonds	—	22	1	23
Non-U.S. corporate bonds	—	355	11	366
U.S. government bonds	—	1	—	1
Non-U.S. government bonds	—	156	2	158
Global fixed income[1]	—	361	—	361

Real estate	—	80	71	151

Cash, short-term instruments and other[2]	107	139	51	297
Total non-U.S. pension assets	$1,444	$1,212	$141	$2,797

[1]  Includes funds that invest in both U.S. and non-U.S. securities.

[2]  Includes funds that invest in multiple asset classes, hedge funds and other.

	December 31, 2011
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$410	$—	$—	$410
Non-U.S. equities	191	—	—	191

Fixed income securities:
U.S. corporate bonds	—	67	—	67
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	21	—	21
U.S. governmental agency mortgage-backed securities	—	47	—	47
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	4	65	—	69
Total other postretirement benefit assets	$605	$209	$—	$814

	December 31, 2010
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$512	$—	$—	$512
Non-U.S. equities	289	—	—	289

Fixed income securities:
U.S. corporate bonds	—	79	—	79
Non-U.S. corporate bonds	—	6	—	6
U.S. government bonds	—	14	—	14
U.S. governmental agency mortgage-backed securities	—	43	—	43
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	33	—	52
Total other postretirement benefit assets	$820	$176	$—	$996

	December 31, 2009
(Millions of dollars)	Level 1	Level 2	Level 3	Total Assets, at Fair Value
Other Postretirement Benefits
Equity securities:
U.S. equities	$531	$—	$—	$531
Non-U.S. equities	273	6	—	279

Fixed income securities:
U.S. corporate bonds	—	95	—	95
Non-U.S. corporate bonds	—	8	—	8
U.S. government bonds	—	24	—	24
U.S. governmental agency mortgage-backed securities	—	54	—	54
Non-U.S. government bonds	—	1	—	1

Cash, short-term instruments and other	19	52	—	71
Total other postretirement benefit assets	$823	$240	$—	$1,063

Roll forward of assets measured at fair value using level 3 inputs

(Millions of dollars)	Equities	Fixed Income	Real Estate	Other
U.S. Pension
Balance at December 31, 2008	$16	$73	$9	$—
Unrealized gains (losses)	3	34	1	—
Realized gains (losses)	—	(2)	—	—
Purchases, issuances and settlements	31	(12)	—	—
Transfers in and/or out of Level 3	1	(36)	—	—
Balance at December 31, 2009	$51	$57	$10	$—
Unrealized gains (losses)	11	1	—	—
Realized gains (losses)	(1)	3	—	—
Purchases, issuances and settlements	32	(9)	—	—
Transfers in and/or out of Level 3	(43)	(4)	—	—
Balance at December 31, 2010	$50	$48	$10	$—
Unrealized gains (losses)	(4)	(2)	(2)	—
Realized gains (losses)	1	—	—	—
Purchases, issuances and settlements	30	17	—	—
Transfers in and/or out of Level 3	—	(12)	—	—
Balance at December 31, 2011	$77	$51	$8	$—

Non-U.S. Pension
Balance at December 31, 2008	$—	$5	$61	$67
Unrealized gains (losses)	2	1	10	63
Realized gains (losses)	—	—	—	(41)
Purchases, issuances and settlements	3	6	—	(38)
Transfers in and/or out of Level 3	—	2	—	—
Balance at December 31, 2009	$5	$14	$71	$51
Unrealized gains (losses)	(1)	—	7	1
Realized gains (losses)	1	—	—	5
Purchases, issuances and settlements	(2)	(3)	12	(22)
Transfers in and/or out of Level 3	(2)	(3)	—	—
Balance at December 31, 2010	$1	$8	$90	$35
Unrealized gains (losses)	—	1	7	—
Realized gains (losses)	—	—	—	3
Purchases, issuances and settlements	(1)	—	—	(38)
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2011	$—	$9	$97	$—

Common stock of Caterpillar Inc. included in Equity Securities within plan assets

	U.S. Pension Benefits[1]			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009[2]	2011	2010	2009	2011	2010	2009
Caterpillar Inc. common stock	$653	$779	$1,016	$1	$2	$1	$1	$3	$1

[1]  Amounts represent 7% of total plan assets for 2011 and 2010 and 11% of total plan assets for 2009.

[2]  Includes $650 million of Caterpillar stock contributed to U.S. pension plans in 2009.

Defined benefit plan funded status, components of net amount recognized in financial position and accumulated other comprehensive income

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
End of Year
Fair value of plan assets	$9,997	$10,760	$9,029	$2,818	$2,880	$2,797	$814	$996	$1,063
Benefit obligations	14,782	13,024	12,064	4,299	3,867	3,542	5,381	5,184	4,537
Over (under) funded status recognized in financial position	$(4,785)	$(2,264)	$(3,035)	$(1,481)	$(987)	$(745)	$(4,567)	$(4,188)	$(3,474)

Components of net amount recognized in financial position:
Other assets (non-current asset)	$—	$—	$—	$3	$4	$22	$—	$—	$—
Accrued wages, salaries and employee benefits (current liability)	(21)	(18)	(17)	(26)	(18)	(18)	(171)	(171)	(113)
Liability for postemployment benefits (non-current liability)	(4,764)	(2,246)	(3,018)	(1,458)	(973)	(749)	(4,396)	(4,017)	(3,361)
Net liability recognized	$(4,785)	$(2,264)	$(3,035)	$(1,481)	$(987)	$(745)	$(4,567)	$(4,188)	$(3,474)

Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	$7,044	$4,795	$5,132	$1,712	$1,273	$1,200	$1,495	$1,195	$659
Prior service cost (credit)	63	83	132	15	43	8	(188)	(122)	(177)
Transition obligation (asset)	—	—	—	—	—	—	5	7	9
Total	$7,107	$4,878	$5,264	$1,727	$1,316	$1,208	$1,312	$1,080	$491

Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) into net periodic benefit cost (pre-tax) in the next fiscal year

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Actuarial loss (gain)	$496	$94	$101
Prior service cost (credit)	20	1	(68)
Transition obligation (asset)	—	—	2
Total	$516	$95	$35

Schedule of pension plans with projected benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2011	2010	2009	2011	2010	2009
Projected benefit obligation	$(14,782)	$(13,024)	$(12,064)	$(4,293)	$(3,846)	$(3,350)
Accumulated benefit obligation	$(14,055)	$(12,558)	$(11,357)	$(3,738)	$(3,485)	$(2,933)
Fair value of plan assets	$9,997	$10,760	$9,029	$2,809	$2,855	$2,584

Schedule of pension plans with accumulated benefit obligation in excess of plan assets for all U.S and Non U.S Pension benefits

	U.S. Pension Benefits at Year-end			Non-U.S. Pension Benefits at Year-end
(Millions of dollars)	2011	2010	2009	2011	2010	2009
Projected benefit obligation	$(14,782)	$(13,024)	$(12,064)	$(4,112)	$(3,452)	$(1,594)
Accumulated benefit obligation	$(14,055)	$(12,558)	$(11,357)	$(3,600)	$(3,179)	$(1,503)
Fair value of plan assets	$9,997	$10,760	$9,029	$2,661	$2,514	$1,145

Information about the expected cash flow for the pension and other postretirement benefit plans

(Millions of dollars)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Other Postretirement Benefits
Employer contributions:
2012 (expected)	$570	$430	$200

Expected benefit payments:
2012	$840	$190	$370
2013	850	180	380
2014	860	190	390
2015	870	200	390
2016	880	200	400
2017-2021	4,540	1,000	2,040
Total	$8,840	$1,960	$3,970

Expected Medicare Part D subsidy receipts

(Millions of dollars)	2012	2013	2014	2015	2016	2017-2021	Total
Other postretirement benefits	$15	$15	$20	$20	$20	$110	$200

Components of net periodic benefit cost, other changes in plan assets and benefits obligations recognized in other comprehensive income and weighted-average assumptions used to determine net cost

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Other Postretirement Benefits
(Millions of dollars)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$158	$210	$176	$115	$92	$86	$84	$68	$70
Interest cost	651	652	688	182	162	146	253	245	280
Expected return on plan assets	(798)	(773)	(777)	(210)	(192)	(181)	(70)	(93)	(111)
Curtailments, settlements and special termination benefits[1]	—	28	133	19	22	36	—	—	56
Amortization of:
Transition obligation (asset)	—	—	—	—	—	—	2	2	2
Prior service cost (credit)[2]	20	25	29	3	1	1	(55)	(55)	(40)
Net actuarial loss (gain)	451	385	248	74	65	35	108	33	20
Total cost included in operating profit	$482	$527	$497	$183	$150	$123	$322	$200	$277

Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	$2,700	$47	$(1,037)	$526	$136	$(88)	$408	$570	$(200)
Amortization of actuarial (loss) gain	(451)	(385)	(248)	(72)	(62)	(32)	(108)	(33)	(20)
Current year prior service cost (credit)	—	(24)	(10)	(25)	35	(2)	(121)	—	(537)
Amortization of prior service (cost) credit	(20)	(25)	(29)	(3)	(1)	(1)	55	55	40
Amortization of transition (obligation) asset	—	—	—	—	—	—	(2)	(2)	(2)
Total recognized in other comprehensive income	2,229	(387)	(1,324)	426	108	(123)	232	590	(719)
Total recognized in net periodic cost and other comprehensive income	$2,711	$140	$(827)	$609	$258	$—	$554	$790	$(442)

Weighted-average assumptions used to determine net cost:
Discount rate	5.1%	5.4%	6.3%	4.6%	4.8%	4.7%	5.0%	5.6%	6.3%
Expected return on plan assets[3]	8.5%	8.5%	8.5%	7.1%	7.0%	6.6%	8.5%	8.5%	8.5%
Rate of compensation increase	4.5%	4.5%	4.5%	4.1%	4.2%	3.8%	4.4%	4.4%	4.4%

[1] Curtailments, settlements and special termination benefits were recognized in Other operating (income) expenses in Statement 1.

[2] Prior service costs for both pension and other postretirement benefits are generally amortized using the straight-line method over the average remaining service period to the full retirement eligibility date of employees expected to receive benefits from the plan amendment.  For other postretirement benefit plans in which all or almost all of the plan’s participants are fully eligible for benefits under the plan, prior service costs are amortized using the straight-line method over the remaining life expectancy of those participants.

[3] The weighted-average rates for 2012 are 8.0% and 7.1% for U.S. and non-U.S. plans, respectively.

Company costs related to U.S. and non-U.S. defined contribution plans

(Millions of dollars)	2011	2010	2009
U.S. plans	$219	$231	$206
Non-U.S. plans	54	39	29
	$273	$270	$235

Summary of long-term liability for postemployment benefit plans

	December 31,
(Millions of dollars)	2011	2010	2009
Pensions:
U.S. pensions	$4,764	$2,246	$3,018
Non-U.S. pensions	1,458	973	749
Total pensions	6,222	3,219	3,767
Postretirement benefits other than pensions	4,396	4,017	3,361
Other postemployment benefits	73	69	63
Defined contribution	265	279	229
	$10,956	$7,584	$7,420